Segment reporting - Segment results (Details) $ in Millions, $ in Millions		12 Months Ended
		Sep. 30, 2019 AUD ($)	Sep. 30, 2018 AUD ($)	Sep. 30, 2017 AUD ($)	Sep. 30, 2019 USD ($)
Segment reporting
Maximum facilities for SME and Commercial business customers					$ 150
Segment results
Net interest income	[1]	$ 16,907	$ 16,505	$ 15,516
Net fee income	[1]	1,655	2,424	2,603
Net wealth management and insurance income	[1]	1,029	2,061	1,800
Trading income	[1]	929	945	1,202
Other income		129	72	529
Net operating income before operating expenses and impairment charges	[1]	20,649	22,007	21,650
Operating expenses	[1]	(10,106)	(9,566)	(9,282)
Impairment (charges)/benefits	[1]	(794)	(710)	(853)
Profit before income tax	[1]	9,749	11,731	11,515
Income tax expense	[1]	(2,959)	(3,632)	(3,518)
Net profit attributable to non-controlling interests	[1]	(6)	(4)	(7)
Net profit attributable to owners of Westpac Banking Corporation	[1]	6,784	8,095	7,990
Consumer
Segment results
Net profit attributable to owners of Westpac Banking Corporation		3,288	3,408	3,336
Business
Segment results
Net profit attributable to owners of Westpac Banking Corporation		2,386	2,680	2,704
Westpac Institutional Bank
Segment results
Net profit attributable to owners of Westpac Banking Corporation		1,014	1,093	1,163
Westpac New Zealand
Segment results
Net profit attributable to owners of Westpac Banking Corporation		984	947	903
Group Businesses
Segment results
Net profit attributable to owners of Westpac Banking Corporation		(888)	(33)	(116)
Operating segments (cash earnings)
Segment results
Net interest income		16,953	17,187	16,455
Net fee income		1,655	1,910	2,170
Net wealth management and insurance income		1,023	2,017	1,810
Trading income		907	926	1,218
Other income		117	125	77
Net operating income before operating expenses and impairment charges		20,655	22,165	21,730
Operating expenses		(10,031)	(9,698)	(9,178)
Impairment (charges)/benefits		(794)	(812)	(954)
Profit before income tax		9,830	11,655	11,598
Income tax expense		(2,975)	(3,586)	(3,529)
Net profit attributable to non-controlling interests		(6)	(4)	(7)
Net profit attributable to owners of Westpac Banking Corporation		6,849	8,065	8,062
Operating segments (cash earnings) | Consumer
Segment results
Net interest income		7,942	7,850	7,733
Net fee income		608	659	745
Net wealth management and insurance income		425	549	488
Trading income		93	96	100
Other income		15	7	18
Net operating income before operating expenses and impairment charges		9,083	9,161	9,084
Operating expenses		(3,817)	(3,774)	(3,548)
Impairment (charges)/benefits		(581)	(486)	(600)
Profit before income tax		4,685	4,901	4,936
Income tax expense		(1,397)	(1,478)	(1,484)
Net profit attributable to owners of Westpac Banking Corporation		3,288	3,423	3,452
Operating segments (cash earnings) | Business
Segment results
Net interest income		5,092	5,284	4,950
Net fee income		464	511	518
Net wealth management and insurance income		899	1,012	951
Trading income		106	100	100
Other income		(5)	17	48
Net operating income before operating expenses and impairment charges		6,556	6,924	6,567
Operating expenses		(2,805)	(2,651)	(2,548)
Impairment (charges)/benefits		(272)	(321)	(369)
Profit before income tax		3,479	3,952	3,650
Income tax expense		(1,048)	(1,196)	(1,096)
Net profit attributable to owners of Westpac Banking Corporation		2,431	2,756	2,554
Operating segments (cash earnings) | Westpac Institutional Bank
Segment results
Net interest income		1,443	1,442	1,354
Net fee income		610	610	628
Net wealth management and insurance income			212	93
Trading income		695	697	967
Other income		(13)	46	28
Net operating income before operating expenses and impairment charges		2,735	3,007	3,070
Operating expenses		(1,284)	(1,449)	(1,358)
Impairment (charges)/benefits		(46)	16	(79)
Profit before income tax		1,405	1,574	1,633
Income tax expense		(386)	(476)	(463)
Net profit attributable to non-controlling interests		(5)	(5)	(7)
Net profit attributable to owners of Westpac Banking Corporation		1,014	1,093	1,163
Operating segments (cash earnings) | Westpac New Zealand
Segment results
Net interest income		1,860	1,799	1,706
Net fee income		163	164	197
Net wealth management and insurance income		177	149	148
Trading income		37	51	51
Other income		46	9	14
Net operating income before operating expenses and impairment charges		2,283	2,172	2,116
Operating expenses		(939)	(855)	(890)
Impairment (charges)/benefits		10	(22)	51
Profit before income tax		1,354	1,295	1,277
Income tax expense		(369)	(361)	(360)
Net profit attributable to owners of Westpac Banking Corporation		985	934	917
Operating segments (cash earnings) | Group Businesses
Segment results
Net interest income		616	812	712
Net fee income		(190)	(34)	82
Net wealth management and insurance income		(478)	95	130
Trading income		(24)	(18)
Other income		74	46	(31)
Net operating income before operating expenses and impairment charges		(2)	901	893
Operating expenses		(1,186)	(969)	(834)
Impairment (charges)/benefits		95	1	43
Profit before income tax		(1,093)	(67)	102
Income tax expense		225	(75)	(126)
Net profit attributable to non-controlling interests		(1)	1
Net profit attributable to owners of Westpac Banking Corporation		(869)	(141)	(24)
Net cash earnings adjustment
Segment results
Net interest income		(46)	(682)	(939)
Net fee income			514	433
Net wealth management and insurance income		6	44	(10)
Trading income		22	19	(16)
Other income		12	(53)	452
Net operating income before operating expenses and impairment charges		(6)	(158)	(80)
Operating expenses		(75)	132	(104)
Impairment (charges)/benefits			102	101
Profit before income tax		(81)	76	(83)
Income tax expense		16	(46)	11
Net profit attributable to owners of Westpac Banking Corporation		(65)	30	(72)
Net cash earnings adjustment | Consumer
Segment results
Net profit attributable to owners of Westpac Banking Corporation			(15)	(116)
Net cash earnings adjustment | Business
Segment results
Net profit attributable to owners of Westpac Banking Corporation		(45)	(76)	150
Net cash earnings adjustment | Westpac New Zealand
Segment results
Net profit attributable to owners of Westpac Banking Corporation		(1)	13	(14)
Net cash earnings adjustment | Group Businesses
Segment results
Net profit attributable to owners of Westpac Banking Corporation		$ (19)	$ 108	$ (92)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.